ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES [Abstract]
Schedule of accounts receivable
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2022	As of December 31, 2021
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	257	703
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	-	2
Foreign	Delta Air Lines Inc.	Shareholder	U.S.A.	US$	19,228	-
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	-	6
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.989.370-3	Rio Dulce S.A.	Related director	Chile	CLP	1	4
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	CLP	35	7
	Total current assets				19,523	724

Schedule of current accounts payable
					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2022	As of December 31, 2021
					ThUS$	ThUS$
Foreign	Delta Airlines, Inc.	Shareholder	U.S.A.	US$	-	2,268
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	5	5
Foreign	Patagonia Seafarms INC	Related director	U.S.A.	US$	7	7
81.062.300-4	Costa Verde Aeronautica S.A. (*)	Shareholder	Chile	US$	-	175,819
Foreign	QA Investments Ltd (*)	Common shareholder	U.K.	US$	-	219,774
Foreign	QA Investments 2 Ltd (*)	Common shareholder	U.K.	US$	-	219,774
Foreign	Lozuy S.A. (*)	Common shareholder	Uruguay	US$	-	43,955
	Total current and non current liabilities				12	661,602

(*)	corresponds to drawdowns tranche C of the DIP loan (See note 3.1c)